CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Total	Business combination and PIPE [Member]	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Previously Reported [Member]	Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Business combination and PIPE [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Business combination and PIPE [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]
Beginning balance at Aug. 15, 2019
Beginning balance, Shares at Aug. 15, 2019
Net income (loss)		(1,000)																(1,000)
Ending balance at Dec. 31, 2019							$ 79,204,000	$ (79,204,000)
Ending balance, Shares at Dec. 31, 2019							8,606,780	(8,606,780)
Ending balance at Dec. 31, 2019		48,604,000		$ 25,087					$ 15,000		$ 634	$ 6,000	84,103,000		$ 4,905,000	$ 79,198,000		(35,514,000)	$ (1,000)
Ending balance, Shares at Dec. 31, 2019									151,014,472		6,337,500	142,983,454
Issuance of common stock to Sponsor	[1]	25,000							$ 690				24,310
Issuance of common stock to Sponsor, Shares	[1]								6,900,000
Issuance of Representative Shares		1,087							$ 30				1,057
Issuance of Representative Shares, Shares									300,000
Forfeiture of common stock issued to Sponsor									$ (86)				86
Forfeiture of common stock issued to Sponsor, Shares									(862,500)
Share-based compensation		881,000											881,000
Issuance of common stock upon exercise of stock options		5,000											5,000
Issuance of common stock upon exercise of stock options, Shares									83,732
Net income (loss)		(6,852,000)		1,225,382	$ 6,180													(6,852,000)
Ending balance at Mar. 31, 2020
Ending balance, Shares at Mar. 31, 2020						0
Ending balance at Mar. 31, 2020		42,638,000							$ 15,000				84,989,000					(42,366,000)
Ending balance, Shares at Mar. 31, 2020									151,098,204
Beginning balance at Dec. 31, 2019							$ 79,204,000	$ (79,204,000)
Beginning balance, Shares at Dec. 31, 2019							8,606,780	(8,606,780)
Beginning balance at Dec. 31, 2019		48,604,000		25,087					$ 15,000		$ 634	$ 6,000	84,103,000		4,905,000	79,198,000		(35,514,000)	$ (1,000)
Beginning balance, Shares at Dec. 31, 2019									151,014,472		6,337,500	142,983,454
Net income (loss)		(2,928,961)		(932,821)	(1,996,140)													(2,928,961)
Ending balance at Dec. 31, 2020							$ 79,204,000	$ (79,204,000)
Ending balance, Shares at Dec. 31, 2020							8,606,780	(8,606,780)
Ending balance at Dec. 31, 2020		26,913,000		$ (52,291,000)	$ 79,204,000				$ 15,000		$ 9,000	$ 6,000	87,982,000		$ 8,784,000	$ 79,198,000	$ 0	(61,084,000)
Ending balance, Shares at Dec. 31, 2020									151,365,509		8,069,693	143,295,816
Forfeiture of Representative Shares									$ (5)				5
Forfeiture of Representative Shares, Shares									(50,000)
Sale of 24,150,000 Units, net of underwriting discount and offering expenses		236,189,614							$ 2,415				236,187,199
Sale of 24,150,000 Units, net of underwriting discount and offering expenses, Shares									24,150,000
Sale of 618,000 Private Units		5,756,670							$ 61				5,756,609
Sale of 618,000 Private Units, Shares									618,000
Common stock subject to possible redemption		(234,042,402)							$ (2,326)				(234,040,076)
Common stock subject to possible redemption, shares									(23,266,477)
Share-based compensation		4,513,000											4,513,000
Issuance of common stock upon exercise of stock options		$ 198,000											198,000
Issuance of common stock upon exercise of stock options, Shares		701,139							701,139
Business combination and PIPE financing, net of acquired private placement warrant			$ 557,763,000							$ 6,000				$ 557,757,000
Business combination and PIPE financing, net of acquired private placement warrant, Shares										59,343,104
Offering cost in connection with Business combination and PIPE financing			$ (47,983,000)											$ (47,983,000)
Issuance of common stock upon release of restricted stock units, Shares									41,408
Unrealized loss on available-for-sale securities		$ (29,000)															(29,000)
Net income (loss)		(19,458,000)																(19,458,000)
Ending balance at Mar. 31, 2021						$ 0
Ending balance, Shares at Mar. 31, 2021						0
Ending balance at Mar. 31, 2021		$ 521,917,000							$ 21,000				$ 602,467,000				$ (29,000)	$ (80,542,000)
Ending balance, Shares at Mar. 31, 2021									211,451,160

[1]	Included an aggregate of 787,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6).